Investments in associates (Tables)	9 Months Ended
Jul. 31, 2021
Investments accounted for using equity method [abstract]
Significant Investments in Associates
The Bank had significant investments in the following associates:

					As at
					July 31 2021	April 30 2021	October 31 2020
($ millions)	Country of incorporation	Nature of business	Ownership percentage	Date of financial statements (1)	Carrying value	Carrying value	Carrying value
Canadian Tire Financial Services business (CTFS) (2)	Canada	Financial Services	20.00%	June 30, 2021	$531	$521	$534
Bank of Xi’an Co. Ltd. (3)	China	Banking	17.99%	June 30, 2021	945	935	926
Maduro & Curiel’s Bank N.V. (4)	Curacao	Banking	48.10%	June 30, 2021	359	344	355
(1)	Represents the date of the most recent financial statements made available to the Bank by the associates’ management.
(2)
Canadian Tire has an option to sell to the Bank up to an additional 29% equity interest until the end of the 10th anniversary (October 1, 2024) at the then fair value, that can be settled, at the Bank’s discretion, by issuance of common shares or cash. After October 1, 2024 for a period of six months, the Bank has the option to sell its equity interest back to Canadian Tire at the then fair value.

(3)	Based on the quoted price on the Shanghai Stock Exchange, the Bank’s Investment in Bank of Xi’an Co. Ltd. was $666 (April 30, 2021 – $736; October 31, 2020 – $818).
(4)
The local regulator requires financial institutions to set aside reserves for general banking risks. These reserves are not required under IFRS, and represent undistributed retained earnings related to a foreign associated corporation, which are subject to local regulatory restrictions. As of July 31, 2021, these reserves amounted to $59 (April 30, 2021 – $58; October 31, 2020 – $64).